Capital Requirements - Capital Amounts and Ratios (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Parent Company
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 3,215,422	$ 2,893,228
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2336%	0.2242%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 3,452,837	$ 3,136,215
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2509	0.2431
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 3,289,921	$ 2,974,881
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2391	0.2306
Tier 1 Capital (to Average Assets), Actual Amount	$ 3,289,921	$ 2,974,881
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1986	0.1884
Parent Company | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 963,331	$ 903,203
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 1,444,997	$ 1,354,805
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.105	0.105
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 1,169,760	$ 1,096,747
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.085	0.085
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 662,702	$ 631,755
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.04	0.04
International Bank of Commerce Laredo
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 1,823,239	$ 1,638,720
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2087%	0.1946%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 1,932,526	$ 1,744,057
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2212	0.2071
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 1,823,239	$ 1,638,720
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2087	0.1946
Tier 1 Capital (to Average Assets), Actual Amount	$ 1,823,239	$ 1,638,720
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1858	0.1767
International Bank of Commerce Laredo | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 611,605	$ 589,359
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 567,919	$ 547,262
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.065%	0.065%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 917,407	$ 884,039
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 873,721	$ 841,942
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.105	0.105
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.10	0.10
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 742,663	$ 715,651
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 698,977	$ 673,554
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.085	0.085
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.08	0.08
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 392,594	$ 370,911
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 490,743	$ 463,639
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.04	0.04
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.05	0.05
International Bank of Commerce Brownsville
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 633,425	$ 240,023
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2878%	0.2057%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 660,969	$ 254,659
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.3003	0.2182
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 633,425	$ 240,023
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2878	0.2057
Tier 1 Capital (to Average Assets), Actual Amount	$ 633,425	$ 240,023
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1417	0.1447
International Bank of Commerce Brownsville | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 154,089	$ 81,679
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 143,083	$ 75,845
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.065%	0.065%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 231,134	$ 122,519
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 220,127	$ 116,685
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.105	0.105
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.10	0.10
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 187,108	$ 99,182
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 176,102	$ 93,348
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.085	0.085
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.08	0.08
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 178,829	$ 66,341
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 223,536	$ 82,926
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.04	0.04
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.05	0.05
International Bank Of Commerce Oklahoma
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 243,414	$ 554,879
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2069%	0.2611%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 254,835	$ 578,515
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2166	0.2722
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 243,414	$ 554,879
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2069	0.2611
Tier 1 Capital (to Average Assets), Actual Amount	$ 243,414	$ 554,879
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1468	0.1308
International Bank Of Commerce Oklahoma | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 82,360	$ 148,761
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 76,477	$ 138,136
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.065%	0.065%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 123,539	$ 223,142
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 117,657	$ 212,516
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.105	0.105
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.10	0.10
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 100,008	$ 180,639
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 94,125	$ 170,013
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.085	0.085
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.08	0.08
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 66,316	$ 169,680
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 82,896	$ 212,100
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.04	0.04
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.05	0.05
Commerce Bank
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 86,658	$ 66,932
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.3163%	0.3274%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 89,515
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.3267	0.3389
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 86,658	$ 69,278
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.3163	0.3274
Tier 1 Capital (to Average Assets), Actual Amount	$ 86,658	$ 66,932
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1154	0.1344
Commerce Bank | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 19,180	$ 14,310
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 17,810	$ 13,287
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.065%	0.065%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 28,769	$ 21,464
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 27,399	$ 20,442
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.105	0.105
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.10	0.10
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 23,289	$ 17,376
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 21,920	$ 16,354
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.085	0.085
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.08	0.08
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 30,039	$ 19,917
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 37,549	$ 24,896
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.04	0.04
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.05	0.05
International Bank of Commerce Zapata
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 70,163	$ 102,200
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.3263%	0.375%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 72,573	$ 105,090
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.3375	0.3856
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 70,163	$ 102,200
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.3263	0.375
Tier 1 Capital (to Average Assets), Actual Amount	$ 70,163	$ 102,200
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1343	0.1353
International Bank of Commerce Zapata | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 15,051	$ 19,077
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 13,976	$ 17,714
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.065%	0.065%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 22,577	$ 28,616
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 21,502	$ 27,253
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.105	0.105
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.10	0.10
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 18,277	$ 23,165
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 17,202	$ 21,802
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.085	0.085
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.08	0.08
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 20,898	$ 30,219
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 26,123	$ 37,774
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.04	0.04
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.05	0.05